Mobile Financial Services activities - Maturities of financial liabilities - Tabular disclosure (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 3,230
Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,883
Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	885
Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	358
Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	105
Not later than one year [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	2,352
Not later than one year [member] | Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,883
Not later than one year [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	278
Not later than one year [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	190
Not later than one year [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	826
Later than two years and not later than five years [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	606
Later than two years and not later than five years [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	168
Later than two years and not later than five years [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	52
Later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	52
Later than five years [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 52